John Hancock Funds II

Supplement dated 9-26-14 to the current Prospectus

Small Cap Opportunities Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to Small Cap Opportunities Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Prospectus.

At an in-person meeting held September 24-26, 2014, the Trust’s Board of Trustees (the Board) approved the hiring and appointment of Brandywine Global Investment Management, LLC (Brandywine) and Gannett Welsh & Kotler, LLC (GW&K) as additional subadvisors to the fund effective as of the close of business on September 26, 2014 (the Effective Date). Dimensional Fund Advisors LP (DFA) and Invesco Advisers, Inc. (Invesco) will continue to serve as subadvisors to the fund, and each of DFA, Invesco, Brandywine and GW&K will manage, as of the Effective Date, a portion of the fund in independent sleeves. In addition, the Board approved changes to the fund’s principal investment strategies, which become effective as of the Effective Date.

In connection with the appointment of Brandywine and GW&K as additional subadvisors to the fund and changes to the fund’s principal strategies, the Prospectus is hereby amended as follows, as of the Effective Date:

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund defines small cap companies as those companies that, at the time of purchase, are represented by the Russell 2000 Index or within the capitalization range of the Russell 2000 Index. As of June 30, 2014, the capitalization of companies in the Russell 2000 Index ranged from $143 million to $4.51 billion. Some small cap companies also are considered microcap companies.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund’s assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund’s advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund’s overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor’s portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors’ historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund’s exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

The information under “Principal risks” in the “Fund summary” is revised to add the following risks:

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Hedging, derivatives, and other strategic transactions risk.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

The information under “Investment management” in the “Fund summary” is revised and restated in its entirety as follows:

Investment advisor	John Hancock Advisers, LLC (JHA)
Subadvisor	Brandywine Global Investment Management, LLC (Brandywine)
Subadvisor	Dimensional Fund Advisors LP (DFA)
Subadvisor	Gannett Welsh & Kotler, LLC (GW&K)
Subadvisor	Invesco Advisers, Inc. (Invesco)

In addition, the information under “Portfolio management” in the “Fund summary,” is revised and restated in its entirety as follows:

Rastislav (Rasto) Berlansky, CFA	Edward A. Trumpbour
Lead Portfolio Manager, Brandywine	Portfolio Manager, Brandywine
Managed fund since 2014	Managed fund since 2014

Joseph H. Chi, CFA	Jed S. Fogdall	Henry F. Gray
Portfolio Manager and Vice President, DFA	Portfolio Manager and Vice President, DFA	Head of Global Equity Trading and Vice President, DFA
Managed fund since 2012	Managed fund since 2012	Managed fund since 2012

Bhanu Singh

Portfolio Manager and Vice

President, DFA

Managed fund since 2014

Joseph C. Craigen, CFA Vice President and Equity Portfolio Manager, GW&K Managed fund since 2014	Daniel L. Miller, CFA Partner and Director of Equities, GW&K Managed fund since 2014

Juliet Ellis, CFA Lead Portfolio Manager, Invesco Managed fund since 2008	Juan Hartsfield, CFA Portfolio Manager, Invesco Managed fund since 2008

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

Investment objective

To seek long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund defines small cap companies as those companies that, at the time of purchase, are represented by the Russell 2000 Index or within the capitalization range of the Russell 2000 Index. As of June 30, 2014, the capitalization of companies in the Russell 2000 Index ranged from $143 million to $4.51 billion. Some small cap companies also are considered microcap companies.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund’s assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund’s advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund’s overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor’s portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors’ historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund’s exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

The fund currently has four subadvisors:

•	Brandywine Global Investment Management, LLC (Brandywine);

•	Dimensional Fund Advisors LP (DFA);

•	Gannett Welsh & Kotler, LLC (GW&K); and

•	Invesco Advisers, Inc. (Invesco).

Each subadvisor’s investment strategy is described below.

Brandywine

Brandywine’s process combines the use of quantitative measures with thorough fundamental analysis. To the universe of all domestic equities, Brandywine applies capitalization and current-valuation screens to identify stocks with market capitalizations consistent with the capitalization range of the Russell 2000 Index. Brandywine then takes a multi-faceted approach to determine whether a company appears to be under-valued:

•	Analysis of the long-term financial viability of the company’s business;

•	Assessment of the quality of management and whether their interests are aligned with those of the company; and

•	Evaluation of the company’s current stock price relative to the intrinsic value of the company’s business, as determined by the subadvisor.

Brandywine then builds a portfolio by weighing investment ideas based on their risk/reward and liquidity profiles. The subadvisor conducts its own research for each investment idea, focusing on the company’s long-term fundamentals, through which it seeks to understand why a stock is undervalued or out of favor. The subadvisor’s portion of the fund typically will hold approximately 60-90 securities. The subadvisor monitors its portion of the fund’s holdings to achieve favorable risk/reward characteristics.

Brandywine will typically sell a holding when:

•	The security reaches its intrinsic value, as determined by the subadvisor;

•	Fundamental deterioration changes the subadvisor’s analysis of the holding;

•	The subadvisor decides to allocate capital to superior ideas; or

•	The holding experiences “market-cap drift,” i.e., when the holding’s market capitalization increases above the range of companies in which the subadvisor typically invests.

DFA

DFA generally will invest in a broad and diverse group of U.S. equity securities that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. DFA uses a market capitalization weighted approach in weighing portfolio securities. See Market Capitalization Weighted Approach below. In general, DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for DFA’s consideration. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for DFA’s consideration. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

Market Capitalization Weighted Approach

DFA’s strategy involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management, expected profitability and other factors determined to be appropriate by DFA given market conditions. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. DFA may deviate from market capitalization weighting to limit or fix exposure to a particular issuer to a maximum proportion of assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

GW&K

GW&K utilizes fundamental research and bottom-up stock selection to identify undervalued small cap companies with sustainable earnings growth, and whose management is focused on enhancing value for shareholders. GW&K seeks to hold securities for the long term.

GW&K focuses on quality small-cap companies with sound management and long-term sustainable growth, regardless of style. In selecting companies, GW&K looks for firms with the following key attributes:

•	Experienced, tenured, high-quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.

Various factors may lead GW&K to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, deterioration in its fundamental characteristics, if the company has corporate governance issues, or if GW&K believes that the security has become overvalued.

Invesco

In selecting investments, Invesco utilizes a disciplined portfolio construction process. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

•	Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

•	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The information under Principal risks of investing” in “Fund details” is revised to add the following risks:

Currency risk

If currencies do not perform as the subadviser expects, the fund could have significant losses which exceed the amount invested in the currency instruments since currency transactions involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. Currency risk includes the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. A fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Hedging, derivatives, and other strategic transactions risk.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

The information under “Subadvisors” in “Fund details - Who’s Who” is revised to add the following:

Brandywine Global Investment Management, LLC

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Founded in 1986, Brandywine offers a broad array of fixed income, equity, and balanced strategies that invest across global markets. The firm is a wholly owned, independently operated subsidiary of Legg Mason, Inc. (NYSE: LM). Brandywine’s headquarters are located at Cira Centre, 2929 Arch St., 8th Floor, Philadelphia, Pennsylvania 19104, and has offices in San Francisco, Montreal, Toronto, Singapore, and London. As of June 30, 2014, Brandywine managed $58 billion in assets.

The following are brief biographical profiles of the leaders of this subadvisor’s investment management team. These managers are jointly and primarily responsible for coordinating the day-to-day management of the portion of the fund managed by this subadvisor, as set forth below. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Rastislav (Rasto) Berlansky, CFA

•	Managing Director and Portfolio Manager
•	Joined Brandywine in 2003

Edward A. Trumpbour

•	Managing Director and Portfolio Manager
•	Joined Brandywine in 1996

Gannett Welsh & Kotler, LLC

222 Berkeley Street

Boston, MA 02116

Founded in 1974, GW&K serves as an investment advisor or subadvisor to private clients, pension and profit-sharing plans, mutual funds, estates, charitable foundations, endowments, corporations, and other entities. GW&K is located at 222 Berkeley Street, Boston, Massachusetts 02116. Affiliated Managers Group, Inc., a publicly traded asset management company (NYSE: AMG), holds a majority equity interest in GW&K. As of June 30, 2014, GW&K managed approximately $20.9 billion.

The following are brief biographical profiles of the leaders of this subadvisor’s investment management team. These managers are jointly and primarily responsible for coordinating the day-to-day management of the portion of the fund managed by this subadvisor, as set forth below. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Joseph C. Craigen, CFA

•	Vice President and Equity Portfolio Manager
•	Joined GW&K in 2008

Daniel L. Miller, CFA

•	Partner and Director of Equities
•	Joined GW&K in 2008

The basis for the Board’s approval of the new subadvisory agreements with Brandywine and GW&K will be discussed in the fund’s shareholder report for the period ending February 28, 2015.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated 9-26-14 to the current Prospectus

Small Cap Opportunities Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to Small Cap Opportunities Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Prospectus.

At an in-person meeting held September 24-26, 2014, the Trust’s Board of Trustees (the Board) approved the hiring and appointment of Brandywine Global Investment Management, LLC (Brandywine) and Gannett Welsh & Kotler, LLC (GW&K) as additional subadvisors to the fund effective as of the close of business on September 26, 2014 (the Effective Date). Dimensional Fund Advisors LP (DFA) and Invesco Advisers, Inc. (Invesco) will continue to serve as subadvisors to the fund, and each of DFA, Invesco, Brandywine and GW&K will manage, as of the Effective Date, a portion of the fund in independent sleeves. In addition, the Board approved changes to the fund’s principal investment strategies, which become effective as of the Effective Date.

In connection with the appointment of Brandywine and GW&K as additional subadvisors to the fund and changes to the fund’s principal strategies, the Prospectus is hereby amended as follows, as of the Effective Date:

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund defines small cap companies as those companies that, at the time of purchase, are represented by the Russell 2000 Index or within the capitalization range of the Russell 2000 Index. As of June 30, 2014, the capitalization of companies in the Russell 2000 Index ranged from $143 million to $4.51 billion. Some small cap companies also are considered microcap companies.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund’s assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund’s advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund’s overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor’s portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors’ historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund’s exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

The information under “Principal risks of investing in the fund” in the “Fund summary” is revised to add the following risks:

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Hedging, derivatives, and other strategic transactions risk.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

The information under “Investment management” in the “Fund summary” is revised and restated in its entirety as follows:

Investment advisor	John Hancock Advisers, LLC (JHA)
Subadvisor	Brandywine Global Investment Management, LLC (Brandywine)
Subadvisor	Dimensional Fund Advisors LP (DFA)
Subadvisor	Gannett Welsh & Kotler, LLC (GW&K)
Subadvisor	Invesco Advisers, Inc. (Invesco)

In addition, the information under “Portfolio management” in the “Fund summary,” is revised and restated in its entirety as follows:

Rastislav (Rasto) Berlansky, CFA	Edward A. Trumpbour
Lead Portfolio Manager, Brandywine	Portfolio Manager, Brandywine
Managed fund since 2014	Managed fund since 2014

Joseph H. Chi, CFA	Jed S. Fogdall	Henry F. Gray
Portfolio Manager and Vice President, DFA	Portfolio Manager and Vice President, DFA	Head of Global Equity Trading and Vice President, DFA
Managed fund since 2012	Managed fund since 2012	Managed fund since 2012

Bhanu Singh

Portfolio Manager and Vice

President, DFA

Managed fund since 2014

Joseph C. Craigen, CFA Vice President and Equity Portfolio Manager, GW&K Managed fund since 2014	Daniel L. Miller, CFA Partner and Director of Equities, GW&K Managed fund since 2014

Juliet Ellis, CFA Lead Portfolio Manager, Invesco Managed fund since 2008	Juan Hartsfield, CFA Portfolio Manager, Invesco Managed fund since 2008

The information under “Principal investment strategies – Small Cap Opportunities Fund” in “Additional information about the fund” is revised and restated in its entirety as follows:

Investment objective

To seek long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund defines small cap companies as those companies that, at the time of purchase, are represented by the Russell 2000 Index or within the capitalization range of the Russell 2000 Index. As of June 30, 2014, the capitalization of companies in the Russell 2000 Index ranged from $143 million to $4.51 billion. Some small cap companies also are considered microcap companies.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund’s assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund’s advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund’s overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor’s portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors’ historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund’s exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

The fund currently has four subadvisors:

•	Brandywine Global Investment Management, LLC (Brandywine);

•	Dimensional Fund Advisors LP (DFA);

•	Gannett Welsh & Kotler, LLC (GW&K); and

•	Invesco Advisers, Inc. (Invesco).

Each subadvisor’s investment strategy is described below.

Brandywine

Brandywine’s process combines the use of quantitative measures with thorough fundamental analysis. To the universe of all domestic equities, Brandywine applies capitalization and current-valuation screens to identify stocks with market capitalizations consistent with the capitalization range of the Russell 2000 Index. Brandywine then takes a multi-faceted approach to determine whether a company appears to be under-valued:

•	Analysis of the long-term financial viability of the company’s business;

•	Assessment of the quality of management and whether their interests are aligned with those of the company; and

•	Evaluation of the company’s current stock price relative to the intrinsic value of the company’s business, as determined by the subadvisor.

Brandywine then builds a portfolio by weighing investment ideas based on their risk/reward and liquidity profiles. The subadvisor conducts its own research for each investment idea, focusing on the company’s long-term fundamentals, through which it seeks to understand why a stock is undervalued or out of favor. The subadvisor’s portion of the fund typically will hold approximately 60-90 securities. The subadvisor monitors its portion of the fund’s holdings to achieve favorable risk/reward characteristics.

Brandywine will typically sell a holding when:

•	The security reaches its intrinsic value, as determined by the subadvisor;

•	Fundamental deterioration changes the subadvisor’s analysis of the holding;

•	The subadvisor decides to allocate capital to superior ideas; or

•	The holding experiences “market-cap drift,” i.e., when the holding’s market capitalization increases above the range of companies in which the subadvisor typically invests.

DFA

DFA generally will invest in a broad and diverse group of U.S. equity securities that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. DFA uses a market capitalization weighted approach in weighing portfolio securities. See Market Capitalization Weighted Approach below. In general, DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for DFA’s consideration. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for DFA’s consideration. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

Market Capitalization Weighted Approach

DFA’s strategy involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management, expected profitability and other factors determined to be appropriate by DFA given market conditions. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. DFA may deviate from market capitalization weighting to limit or fix exposure to a particular issuer to a maximum proportion of assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

GW&K

GW&K utilizes fundamental research and bottom-up stock selection to identify undervalued small cap companies with sustainable earnings growth, and whose management is focused on enhancing value for shareholders. GW&K seeks to hold securities for the long term.

GW&K focuses on quality small-cap companies with sound management and long-term sustainable growth, regardless of style. In selecting companies, GW&K looks for firms with the following key attributes:

•	Experienced, tenured, high-quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.

Various factors may lead GW&K to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, deterioration in its fundamental characteristics, if the company has corporate governance issues, or if GW&K believes that the security has become overvalued.

Invesco

In selecting investments, Invesco utilizes a disciplined portfolio construction process. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

•	Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

•	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The information under “Additional information about the funds’ principal risks” is revised to add the following risks:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Sector risk. When a fund’s investments are focused in one or more sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that focused funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

The information under “Subadvisory arrangements and management biographies,” is hereby revised to add the following information with respect to the fund’s new subadvisors:

Brandywine Global Investment Management, LLC (Brandywine)

Founded in 1986, Brandywine offers a broad array of fixed income, equity, and balanced strategies that invest across global markets. The firm is a wholly owned, independently operated subsidiary of Legg Mason, Inc. (NYSE: LM). Brandywine’s headquarters are located at Cira Centre, 2929 Arch St., 8th Floor, Philadelphia, Pennsylvania 19104, and has offices in San Francisco, Montreal, Toronto, Singapore, and London. As of June 30, 2014, Brandywine managed $58 billion in assets.

Fund	Portfolio Managers
Small Cap Opportunities Fund	Rastislav (Rasto) Berlansky, CFA
Edward A. Trumpbour

•	Rastislav (Rasto) Berlansky, CFA. Managing Director and Portfolio Manager, Brandywine. Mr. Berlansky joined Brandywine in 2003.

•	Edward A. Trumpbour. Managing Director and Portfolio Manager, Brandywine. Mr. Trumpbour joined Brandywine in 1996.

Gannett Welsh & Kotler, LLC (GW&K)

Founded in 1974, GW&K serves as an investment advisor or subadvisor to private clients, pension and profit-sharing plans, mutual funds, estates, charitable foundations, endowments, corporations, and other entities. GW&K is located at 222 Berkeley Street, Boston, Massachusetts 02116. Affiliated Managers Group, Inc., a publicly traded asset management company (NYSE: AMG), holds a majority equity interest in GW&K. As of June 30, 2014, GW&K managed approximately $20.9 billion.

Fund	Portfolio Managers
Small Cap Opportunities Fund	Joseph C. Craigen, CFA
Daniel L. Miller, CFA

•	Joseph C. Craigen, CFA. Vice President and Equity Portfolio Manager, who has been with GW&K since 2008; formerly a research analyst at Citizens Funds and Needham & Company.

•	Daniel L. Miller, CFA. Partner and Director of Equities, who has been with GW&K since 2008; formerly an independent investment and financial consultant, and the Chief Investment Officer for the Specialty Growth Group at Putnam Investments.

The basis for the Board’s approval of the new subadvisory agreements with Brandywine and GW&K will be discussed in the fund’s shareholder report for the period ending February 28, 2015.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated 9-26-14 to the current Statement of Additional Information

Small Cap Opportunities Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to Small Cap Opportunities Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Statement of Additional Information (the SAI).

At an in-person meeting held September 24-26, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Brandywine Global Investment Management, LLC (Brandywine) and Gannett Welsh & Kotler, LLC (GW&K) as additional subadvisors to the fund effective at the close of business on September 26, 2014 (the Effective Date). Dimensional Fund Advisors LP (DFA) and Invesco Advisers, Inc. (Invesco) are currently the subadvisors to the fund, and each of DFA, Invesco, Brandywine and GW&K will manage, as of the Effective Date, a portion of the fund in independent sleeves.

As of the Effective Date, the disclosure for the fund relating to Portfolio Manager Information in Appendix B of the SAI is hereby supplemented with the following information with respect to Brandywine.

Brandywine Global Investment Management, LLC (Brandywine)

Small Cap Opportunities Fund

Portfolio Managers. The portfolio managers of Brandywine’s portion of Small Cap Opportunities Fund are Rastislav (Rasto) Berlansky, CFA, and Edward A. Trumpbour.

The following chart reflects information regarding other accounts for which Mssrs. Berlansky and Trumpbour have day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies (and series thereof) other than those listed above, (ii) other pooled investment vehicles, and (iii) other accounts. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is the portfolio managers’ investment in Small Cap Opportunities Fund.

The following table reflects information as of August 31, 2014:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
Rastislav (Rasto) Berlansky, CFA	0	$0	6	$20	80	$1,090
Edward A. Trumpbour	0	$0	6	$20	80	$1,090

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
Rastislav (Rasto) Berlansky, CFA	0	$0	0	$0	2	$12
Edward A. Trumpbour	0	$0	0	$0	2	$12

Ownership of fund shares. As of August 31, 2014, Mssrs. Berlansky and Trumpbour did not own shares of Small Cap Opportunities Fund.

POTENTIAL CONFLICTS OF INTEREST

Brandywine Global believes that there are no material conflicts of interest that arise in connection with its simultaneous management of its various portfolios. All portfolios within a given investment style are treated in a similar fashion for all investment decisions, unless a client provides specific investment restrictions. All trade executions of a given investment decision are allocated in an unbiased manner to avoid any conflict over allocations of investment opportunities.

DESCRIPTION OF COMPENSATION STRUCTURE

All Portfolio Managers receive a competitive base salary. In addition, from the firm’s profits, a bonus is paid quarterly and based on the performance of their investment strategies relative to a relevant peer-group universe over one-quarter, one-, three- and five-year time periods. After this performance-based incentive compensation is allocated, profits associated with individual product groups are allocated as follows: a majority is retained within the product group and the remainder is allocated to a pool shared by all product groups. More subjective measurements of an individual’s contributions to the success of their product group and to the overall success of the firm are considered as part of the individual allocations decision. Finally, all investment professionals are eligible for options on Legg Mason stock, provided from time-to-time at Legg Mason’s discretion to its investment management subsidiaries. Brandywine Global believes this system achieves the goal of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering excellent performance, growth, and teamwork.

In Appendix C of the SAI, as of the Effective Date, the Proxy Voting Policies and Procedures for Brandywine are hereby included:

Brandywine Global Investment Management, LLC Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Brandywine Global Investment Management, LLC (“Brandywine”) has adopted a proxy voting policy to address these conflicts.

I. Client Accounts for which Brandywine Global Votes Proxies

Brandywine Global shall vote proxies for each client account for which the client:

A. has specifically authorized Brandywine Global to vote proxies in the applicable investment management agreement or other written instrument; or

B. without specifically authorizing Brandywine Global to vote proxies, has granted general investment discretion to Brandywine Global in the applicable investment management agreement.

Also, Brandywine Global shall vote proxies for any employee benefit plan client subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), unless the investment management agreement specifically reserves the responsibility for voting proxies to the plan trustees or other named fiduciary.

At or prior to inception of each client account, Brandywine Global shall determine whether it has proxy voting authority over such account.

II. General Principles

In exercising discretion to vote proxies for securities held in client accounts, Brandywine Global is guided by general fiduciary principles. Brandywine Global’s goal in voting proxies is to act prudently and solely in the best economic interest of its clients for which it is voting proxies. In furtherance of such goal, Brandywine Global will vote proxies in a manner that Brandywine Global believes will be consistent with efforts to maximize shareholder values. Brandywine Global does not exercise its proxy voting discretion to further policy, political or other issues that have no connection to enhancing the economic value of the client’s investment.

III. How Brandywine Global Votes Proxies

Appendix A sets forth general guidelines considered by Brandywine Global and its portfolio management teams in voting common proxy items.

In the case of a proxy issue for which there is a stated position set forth in Appendix A, Brandywine Global generally votes in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global considers those factors and votes on a case-by-case basis in accordance with the general principles described in Section II. In the case of a proxy issue for which there is no stated position or list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global votes on a case-by-case basis in accordance with the general principles described in Section II.

The general guidelines set forth in Appendix A are not binding on Brandywine Global and its portfolio management teams, but rather are intended to provide an analytical framework for the review and assessment of common proxy issues. Such guidelines can always be superseded by a portfolio management team based on the team’s assessment of the proxy issue and determination that a vote that is contrary to such general guidelines is in the best economic interests of the client accounts for which the team is responsible. Different portfolio management teams may vote differently on the same issue based on their respective assessments of the proxy issue and determinations as to what is in the best economic interests of client accounts for which they are responsible. In addition, a team may adopt proxy voting policies that supplement these policies and procedures.

In the case of Taft-Hartley clients, Brandywine Global will comply with a client direction to vote proxies in accordance with Glass Lewis & Co. PVS Proxy Voting Guidelines, which Glass Lewis & Co. represents to be fully consistent with AFL-CIO guidelines.

IV. Use of an Independent Proxy Service Firm

Brandywine Global may contract with an independent proxy service firm to provide Brandywine Global with information and/or recommendations with regard to proxy votes. Any such information and/or recommendations will be made available to Brandywine Global’s portfolio management teams, but Brandywine Global and its portfolio management teams are not required to follow any recommendation furnished by such service provider. The use of an independent proxy service firm to provide proxy voting information and/or recommendations does not relieve Brandywine Global of its responsibility for any proxy votes.

With respect to any independent proxy service firm engaged by Brandywine Global to provide Brandywine Global with information and/or recommendations with regard to proxy votes, Brandywine Global’s Proxy Administrator shall periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest as well as obtain an annual certificate from the firm that its conflict procedures have been implemented.

V. Conflict of Interest Procedures

In furtherance of Brandywine Global’s goal to vote proxies in the best interests of clients, Brandywine Global follows procedures designed to identify and address material conflicts that may arise between the interests of Brandywine Global and its employees and those of its clients before voting proxies on behalf of such clients. Conflicts of interest may arise both at the firm level and as a result of an employee’s personal relationships or circumstances.

A. Procedures for Identifying Conflicts of Interest

Brandywine Global relies on the procedures set forth below to seek to identify conflicts of interest with respect to proxy voting.

1. Brandywine Global’s Compliance Department annually requires each Brandywine Global employee, including those involved in proxy voting decisions (“Voting Persons”), to complete a questionnaire designed to elicit information that may reveal potential conflicts between the employee’s interests and those of Brandywine Global clients.

2. Brandywine Global treats significant client relationships as creating a conflict of interest for Brandywine Global in voting proxies with respect to securities issued by such client or its known affiliates.

3. As a general matter, Brandywine Global takes the position that relationships between a non-Brandywine Global Legg Mason business unit and an issuer (e.g., investment management relationship between an issuer and a non-Brandywine Global Legg Mason investment adviser affiliate) do not present a conflict of interest for Brandywine Global in voting proxies with respect to such issuer because Brandywine Global operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between Brandywine Global and certain other Legg Mason business units.

B. Procedures for Assessing Materiality of Conflicts of Interest

1. All potential conflicts of interest identified pursuant to the procedures outlined in Section V.(1)A. must be brought to the attention of the Investment Committee for resolution.

2. The Investment Committee shall determine whether a conflict of interest is material. A conflict of interest shall be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, Brandywine Global’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Investment Committee shall be maintained.

3. If it is determined by the Investment Committee that a conflict of interest is not material, Brandywine Global may vote proxies following normal processes notwithstanding the existence of the conflict.

C. Procedures for Addressing Material Conflicts of Interest

1. If it is determined by the Investment Committee that a conflict of interest is material, the Investment Committee shall determine an appropriate method or combination of methods to resolve such conflict of interest before the proxy affected by the conflict of interest is voted by Brandywine Global. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

a. confirming that the proxy will be voted in accordance with a stated position or positions set forth in Appendix A;

b. confirming that the proxy will be voted in accordance with the recommendations of an independent proxy service firm retained by Brandywine Global;

c. in the case of a conflict of interest resulting from a particular employee’s personal relationships or circumstances, removing such employee from the decision-making process with respect to such proxy vote;

d. disclosing the conflict to clients and obtaining their consent before voting;

e. suggesting to clients that they engage another party to vote the proxy on their behalf; or

f. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.

2. A written record of the method used to resolve a material conflict of interest shall be maintained.

VI. Other Considerations

In certain situations, Brandywine Global may decide not to vote proxies on behalf of a client account for which it has discretionary voting authority because Brandywine Global believes that the expected benefit to the client account of voting shares is outweighed by countervailing considerations (excluding the existence of a potential conflict of interest). Examples of situations in which Brandywine Global may determine not to vote proxies are set forth below.

A. Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, Brandywine Global will consider and weigh, based on the particular facts and circumstances, the expected benefit to client accounts of voting in relation to the potential detriment to clients of not being able to sell such shares during the applicable period.

B. Securities on Loan

Certain clients of Brandywine Global, such as an institutional client or a registered investment company for which Brandywine Global acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. Brandywine Global typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, Brandywine Global may request that the client recall shares that are on loan so that such shares can be voted if Brandywine Global believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of Brandywine Global and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. Proxy Voting-Related Disclosures

A. Proxy Voting Independence and Intent

Brandywine Global exercises its proxy voting authority independently of other Legg Mason affiliated investment advisers. Brandywine Global and its employees shall not consult with or enter into any formal or informal agreements with Brandywine Global’s parent, Legg Mason, Inc., any other Legg Mason business unit, or any of their respective officers, directors or employees, regarding the voting of any securities by Brandywine Global on behalf of its clients.

Brandywine Global and its employees must not disclose to any person outside of Brandywine Global, including without limitation another investment management firm (affiliated or unaffiliated) or the issuer of securities that are the subject of the proxy vote, how Brandywine Global intends to vote a proxy without prior approval from Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global employee receives a request to disclose Brandywine Global’s proxy voting intentions to, or is otherwise contacted by, another person outside of Brandywine Global (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, the employee should immediately notify Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global portfolio manager wants to take a public stance with regards to a proxy, the portfolio manager must consult with and obtain the approval of Brandywine Global’s Chief Compliance Officer before making or issuing a public statement.

B. Disclosure of Proxy Votes and Policy and Procedures

Upon Brandywine Global’s receipt of any oral or written client request for information on how Brandywine Global voted proxies for that client’s account, Brandywine Global must promptly provide the client with such requested information in writing.

Brandywine Global must deliver to each client, for which it has proxy voting authority, no later than the time it accepts such authority, a written summary of this Proxy Voting policy and procedures. This summary must include information on how clients may obtain information about how Brandywine Global has voted proxies for their accounts and must also state that a copy of Brandywine Global’s Proxy Voting policy and procedures is available upon request.

Brandywine Global must create and maintain a record of each written client request for proxy voting information. Such record must be created promptly after receipt of the request and must include the date the request was received, the content of the request, and the date of Brandywine Global’s response. Brandywine Global must also maintain copies of written client requests and copies of all responses to such requests.

C. Delegation of Duties

Brandywine Global may delegate to non-investment personnel the responsibility to vote proxies in accordance with the guidelines set forth in Appendix A. Such delegation of duties will only be made to employees deemed to be reasonably capable of performing this function in a satisfactory manner.

VIII. Shareholder Activism and Certain Non-Proxy Voting Matters

In no event shall Brandywine Global’s possession of proxy voting authority obligate it to undertake any shareholder activism on behalf of a client. Brandywine Global may undertake such activism in connection with a proxy or otherwise if and to the extent that Brandywine Global determines that doing so is consistent with applicable general fiduciary principles, provided Brandywine Global has first obtained its Chief Compliance Officer’s approval of the proposed activism.

Absent a specific contrary written agreement with a client, Brandywine Global does not (1) render any advice to, or take any action on behalf of, clients with respect to any legal proceedings, including bankruptcies and shareholder litigation, to which any securities or other investments held in client account, or the issuers thereof, become subject, or (2) initiate or pursue legal proceedings, including without limitation shareholder litigation, on behalf of clients with respect to transactions or securities or other investments held in client accounts, or the issuers thereof. Except as otherwise agreed to in writing with a particular client, the right to take any action with respect to any legal proceeding, including without limitation bankruptcies and shareholder litigation, and the right to initiate or pursue any legal proceedings, including without limitation shareholder litigation, with respect to transactions or securities or other investments held in a client account is expressly reserved to the client.

IX. Recordkeeping

In addition to all other records required by this Policy and Procedures, Brandywine Global shall maintain the following records relating to proxy voting:

A. a copy of this Policy and Procedures, including any and all amendments that may be adopted;

B. a copy of each proxy statement that Brandywine Global receives regarding client securities;

C. a record of each vote cast by Brandywine Global on behalf of a client;

D. documentation relating to the identification and resolution of conflicts of interest;

E. any documents created by Brandywine Global that were material to a proxy voting decision or that memorialized the basis for that decision;

F. a copy of each written client request for information on how Brandywine Global voted proxies on behalf of the client, and a copy of any written response by Brandywine Global to any (written or oral) client request for information on how Brandywine Global voted proxies on behalf of the requesting client; and

G. records showing whether or not Brandywine Global has proxy voting authority for each client account.

All required records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of Brandywine Global. Brandywine Global also shall maintain a copy of any proxy voting policies and procedures that were in effect at any time within the last five years.

To the extent that Brandywine Global is authorized to vote proxies for a United States registered investment company, Brandywine Global shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, Brandywine Global may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements if the third party provides an undertaking to provide copies of such proxy statements promptly upon request. Brandywine Global may rely on a third party to make and retain, on Brandywine Global’s behalf, records of votes cast by Brandywine Global on behalf of clients if the third party provides an undertaking to provide a copy of such records promptly upon request.

Appendix A

Proxy Voting Guidelines

Brandywine Global Absolute Value Portfolio Management Team

Proxy Voting Guidelines

Below are proxy voting guidelines that Brandywine Global’s Absolute Value Portfolio Management Team generally follows when voting proxies for securities held in client accounts. The Team may decide to deviate from these guidelines with respect to any one or more particular proxy votes, subject in all cases to the Team’s duty to act solely in the best interest of their client accounts holding the applicable security.

I. Compensation

A. We vote for management, director and employee compensation plans and arrangements that we determine are aligned with the company’s long-term goals.

B. We vote against excessive compensation arrangements, whether in the form of salary, bonus, option/share awards deferred compensation arrangements, change of control provisions, perquisites or in other forms, if we believe such arrangements inappropriately confer advantages to company executives, directors or insiders to the detriment of company shareholders.

II. Governance

A. We vote for plans or other arrangements requiring or encouraging company stock ownership by directors and senior members of company management.

B. We vote against related-party transactions involving directors, senior members of company management or other company insiders.

C. We vote against multiple classes of Board of Director members.

D. Factors we consider in determining whether to vote for persons proposed as directors, including existing directors proposed for re-election include without limitation:

1. Whether the person has appropriate business experience and judgment.

2. Whether the person is likely to effectively represent the interests of shareholders and oversee senior members of company management we view circumstances suggesting the person may be beholden to company management as a negative factor.

3. Whether the person’s election will result in interlocking Boards of Directors for the company and another company of which the person is a director, senior member of management or other insider. We view such interlocked Boards of Directors as a negative factor.

4. Whether the person’s election will result in a Board of Directors that consists of predominantly independent directors and is not overly comprised of members of company management. We prefer Boards comprised predominantly of independent directors and not overly comprised of company management representatives.

5. Whether the person is, or represents, a member of a group having the ability to control the company—for example, a representative of a large company stockholder. We view such control group membership as a negative factor.

6. Whether the person has been involved in, or (in the case of an existing director) approved, a related-party transaction involving the company. We view involvement in, or approval of, related-party transactions as a negative factor.

7. Whether the person owns a significant amount of the company’s stock. We view significant ownership company stock as a positive factor.

E. Factors we consider in determining whether to ratify a company’s appointment of auditors including without limitation:

1. Whether the auditors have sufficient experience and depth of service and are likely to meet the company’s and Board of Directors’ needs in a timely and cost-effective manner.

2. Whether the auditors may be beholden to company management, have business conflicts or otherwise lack independence. We view each of these items as a negative factor.

III. Anti-Takeover

We vote against anti-takeover measures, including without limitation:

A. Staggered Boards of Directors (for example, where 1/3 of a company’s Board is elected each year rather than the entire Board each year).

B. Super-Majority Voting Measures (for example, requiring a greater than 50% vote to approve takeovers or make certain changes). For takeover and governance matters involving an interested shareholder—i.e., a shareholder with interests not aligned with those of other company shareholders—we do not oppose requiring a majority of disinterested shareholders to decide the matter.

C. Poison Pills, which are special stock rights that go into effect upon a takeover offer or an outsider acquiring more than a specified percentage of a company’s outstanding shares.

D. Blank-Check Preferred Stock Plans, which enable the Board of Directors to create and, without further shareholder approval, determine the terms of a class of preferred stock of the company.

E. Change-of-Control Contracts, which grant benefits to company personnel (typically members of senior company management) in the event the company is acquired or is otherwise subject to a change of control.

IV. Capital Structure

In determining whether to vote for multiple classes of stock that confer different rights to holder of each class, we consider whether the multiple classes may serve to protect or entrench the interests of the persons who originally designed the multiple class structure or the company’s governing documents. If a multiple-class structure may have this effect, we view this as a negative factor.

V. Business Management

We generally vote against shareholder resolutions seeking to dictate routine business strategy, policy or procedures for a company.

* * * * * * * * * *

As of the Effective Date, the disclosure for the fund relating to Portfolio Manager Information in Appendix B of the SAI is hereby supplemented with the following information with respect to GW&K.

Gannett Welsh & Kotler, LLC (GW&K)

Small Cap Opportunities Fund

Portfolio Managers. The portfolio managers of GW&K’s portion of Small Cap Opportunities Fund are Joseph C. Craigen, CFA, and Daniel L. Miller, CFA.

The following chart reflects information regarding other accounts for which Mr. Craigen and Miller have day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies (and series thereof) other than those listed above, (ii) other pooled investment vehicles, and (iii) other accounts. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is the portfolio managers’ investment in Small Cap Opportunities Fund.

The following table reflects information as of August 31, 2014:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
Joseph C. Craigen, CFA	0	$0mil	N/A	N/A	106	$91mil
Daniel L. Miller, CFA	1	$369mil	1	$15mil	4,960*	$3,646mil

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

*GW&K only manages one portfolio with $185mil in assets (as of 8/31/14) that is subject to a performance-based fee. GW&K maintains policies and procedures designed to help ensure the fair and equitable treatment of all client accounts with the goal that all portfolios within a given strategy share performance that is as similar as possible excluding client specific investment guidelines or cash flows.

Ownership of fund shares. As of August 31, 2014, neither Mr. Craigen nor Ms. Miller owned shares of Small Cap Opportunities Fund.

Portfolio Managers’ Ownership of Fund Shares

Dollar range of ownership in the Fund “beneficially owned” by Mr. Craigen and Ms. Miller as of August 31, 2014:

a.	None
b.	$1 to $10,000
c.	$10,001 to $50,000
d.	$50,001 to $100,000
e.	$100,001 to $500,000
f.	$500,001 to $1,000,000
g.	Over $1,000,000

* Beneficial ownership is determined in accordance with rule 16a-1(a) (2) under the Exchange Act.

John Hancock Funds II Small Cap Opportunities Fund

Mr. Craigen: [ A ]

Ms. Miller: [ A ]

POTENTIAL CONFLICTS OF INTEREST

GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the applicable Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers (see “Portfolio Manager Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

DESCRIPTION OF COMPENSATION STRUCTURE

Portfolio Manager compensation is a formula that balances investment management results over 3 and 5 year periods versus the benchmark and peer universe.  Compensation is comprised of a base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 3 components:

▪	Performance Relative to Peers
▪	Risk-Adjusted Performance Relative to Index
▪	Discretionary

Analyst compensation is a formula that rewards achievement of maximum performance based on security recommendations and consistent annual performance against industry benchmarks.  Compensation is comprised of a base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 2 components:

▪	Performance relative to sectors covered over 1-3 year time periods
▪	Discretionary

In Appendix C of the SAI, as of the Effective Date, the Proxy Voting Policies and Procedures for GW&K are hereby included:

Gannett Welsh & Kotler, LLC Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Gannett Welsh & Kotler, LLC (“GW&K”) has adopted a proxy voting policy to address these conflicts.

As an investment adviser and fiduciary of client assets, GW&K recognizes its obligation to identify potential conflicts of interest associated with its business and to conduct that business with honesty and integrity. In instances when GW&K is delegated proxy voting authority by its clients, GW&K seeks to maximize the long-term value of client assets and to cast votes believed to be fair and in the clients’ best interest. The following is a summary of the policies and procedures that govern GW&K’s proxy voting activities.

Proxy Guidelines and Proxy Voting Agent

GW&K has adopted proxy voting guidelines developed by Glass Lewis & Co. Proxies are voted on behalf of GW&K's clients (who have delegated proxy voting authority) in accordance with those guidelines. GW&K reserves the right to cast votes contrary to the Glass Lewis & Co’s guidelines if it deems it necessary and in the best interest of its clients.

GW&K has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to provide proxy voting services. GW&K has engaged Broadridge as its proxy voting agent to:

(1)	Conduct in-depth proxy research;
(2)	Process and execute proxies in connection with securities held by GW&K’s clients;
(3)	Maintain appropriate records of proxy statements, research, and recommendations;
(4)	Maintain appropriate records of proxy votes cast on behalf of GW&K’s clients;
(5)	Complete other proxy related administrative functions.

Responsibility and Oversight

GW&K is responsible for maintaining and administering these policies and procedures. GW&K will:

(1)	annually review the adequacy of these policies and procedures as well as the effectiveness of its proxy voting agent;

(2)	annually review Glass Lewis & Co’s proxy voting guidelines to ensure they are appropriately designed to meet the best interests of GW&K clients;

(3)	provide clients, upon written request, these proxy voting policy and procedures, and information about how proxies were voted on their behalf;

(4)	conduct a periodic review, no less often than annually, of proxy voting records to ensure that client proxies are voted in accordance with adopted guidelines; and

(5)	annually review proxy voting records to ensure that records of proxy statements, research, recommendations, and proxy votes are properly maintained by its proxy voting agent.

Conflicts of Interest

In adopting Glass Lewis & Co’s proxy voting guidelines, GW&K seeks to remove potential conflicts of interest that could otherwise potentially influence the proxy voting process. In situations where Broadridge has a potential conflict of interest with respect to a proxy it is overseeing on behalf of GW&K’s clients, Broadridge is obligated to fully or partially abstain from voting the ballot as applicable and notify GW&K. GW&K will provide the voting recommendation after a review of the measures involved. GW&K's Chief Compliance Officer, in conjunction with appropriate GW&K investment professionals, must approve decisions made on such items prior to any votes being cast.

In rare instances when a GW&K client identifies a potential conflict of interest or otherwise requests specific consideration on a given proxy, GW&K will deviate from established guidelines for that client’s shares. GW&K’s Chief Compliance Officer will become involved in any other situation, though also expected to be rare, where GW&K takes voting discretion from the Proxy Agent.

Disclosure

Clients may obtain Glass Lewis & Co’s proxy voting guidelines or information about how GW&K voted proxies for securities held in their account by submitting a written request to:

Proxy Policy Administrator

GW&K Investment Management

222 Berkeley Street, 15th Floor

Boston, Massachusetts 02116

Recordkeeping

GW&K will maintain the following records in accordance with regulatory requirements:

(1)	These policies and procedures (including any applicable amendments) which shall be made available to clients upon request;
(2)	Proxy statements, research, recommendations, and records of each vote;
(3)	Client written requests for proxy voting information and applicable responses by GW&K.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for your future reference.